STOCK BASED COMPENSATION - Stock options (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
STOCK BASED COMPENSATION
Unrecognized stock-based compensation expense	$ 6,803	$ 7,426	$ 10,514
Unrecognized stock-based compensation expense recognition period	4 years	4 years	4 years
Stock options subject to performance conditions
STOCK BASED COMPENSATION
Unrecognized stock-based compensation expense	$ 656	$ 656